iShares®

iShares, Inc.

Supplement dated October 7, 2010

to the Prospectus dated January 1, 2010 (the “Prospectus”)

for the iShares MSCI Brazil Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective immediately, the following replaces the Transaction Fees section starting on page 16 of the Prospectus.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for certain transaction costs (including, without limitation, stamp taxes, taxes on currency or other financial transactions, brokerage costs and other costs related to the cash portion of the creation transaction) and market impact expenses. The standard creation and redemption transaction fees are set forth below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. BFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

The following table also shows, as of September 30, 2009, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
$3,388,500	50,000	$2,400	7.0%	2.0%

*	As a percentage of the amount invested.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-EWZ-S1

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iShares®

iShares, Inc.

Supplement dated October 7, 2010

to the Prospectus dated January 1, 2010 (the “Prospectus”)

for the iShares MSCI BRIC Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective immediately, the following replaces the Transaction Fees section starting on page 17 of the Prospectus.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for certain transaction costs (including, without limitation, stamp taxes, taxes on currency or other financial transactions, brokerage costs and other costs related to the cash portion of the creation transaction) and market impact expenses. The standard creation and redemption transaction fees are set forth below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. BFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

The following table also shows, as of September 30, 2009, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
$2,079,000	50,000	$5,900	7.0%	2.0%

*	As a percentage of the amount invested.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-BKF-S1

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iShares®

iShares, Inc.

Supplement dated October 7, 2010

to the Statement of Additional Information dated January 1, 2010 (the “SAI”)

for the iShares MSCI Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Effective immediately, the following paragraphs replace the first and second paragraph under the Creation Transaction Fees section starting on page 65 of the SAI.

Creation Transaction Fee. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for certain transaction costs (including, without limitations, stamp taxes, taxes on currency or other financial transactions, brokerage costs and other costs related to the cash portion of the creation transaction) and market impact expenses. When the Company permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the cash in lieu portion of its investment up to a maximum additional variable charge as indicated in the chart below. Investors will also bear the costs of transferring the Deposit Securities to the Company. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth each Fund’s standard maximum creation transaction fees and maximum additional variable charges:

Fund	Standard Creation Transaction Fee	Maximum Additional Variable Charge*
iShares MSCI Australia Index Fund	$2,400	3.0%
iShares MSCI Austria Investable Market Index Fund	600	3.0%
iShares MSCI Belgium Investable Market Index Fund	700	3.0%
iShares MSCI Brazil Index Fund	2,400	7.0%
iShares MSCI BRIC Index Fund	5,900	7.0%
iShares MSCI Canada Index Fund	1,900	3.0%
iShares MSCI Chile Investable Market Index Fund	3,000	3.0%
iShares MSCI Emerging Markets Index Fund	7,700	3.0%
iShares MSCI EMU Index Fund	8,000	3.0%
iShares MSCI France Index Fund	2,900	3.0%
iShares MSCI Germany Index Fund	1,500	3.0%
iShares MSCI Hong Kong Index Fund	2,000	3.0%
iShares MSCI Israel Capped Investable Market Index Fund	3,300	3.0%
iShares MSCI Italy Index Fund	1,400	3.0%
iShares MSCI Japan Index Fund	5,000	3.0%
iShares MSCI Japan Small Cap Index Fund	6,000	3.0%
iShares MSCI Malaysia Index Fund	5,000	3.0%
iShares MSCI Mexico Investable Market Index Fund	1,400	3.0%
iShares MSCI Netherlands Investable Market Index Fund	1,000	3.0%
iShares MSCI Pacific ex-Japan Index Fund	6,000	3.0%
iShares MSCI Singapore Index Fund	2,000	3.0%
iShares MSCI South Africa Index Fund	1,200	3.0%
iShares MSCI South Korea Index Fund	4,000	3.0%
iShares MSCI Spain Index Fund	1,500	3.0%
iShares MSCI Sweden Index Fund	1,300	3.0%
iShares MSCI Switzerland Index Fund	1,500	3.0%
iShares MSCI Taiwan Index Fund	4,500	3.0%

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iShares MSCI Thailand Investable Market Index Fund	1,700	3.0%
iShares MSCI Turkey Investable Market Index Fund	1,600	3.0%
iShares MSCI United Kingdom Index Fund	3,500	3.0%

*	As a percentage of the amount invested.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.	IS-SAI-MSCI-S2

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